Stockholders' Equity Disclosure (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
For Services
Common stock issued for services		304,745
Per share value		$ 0.021
For Cash
Per share value		$ 0.021
Common stock issued for cash		3,860,461
Proceeds from issuance of common stock		$ 80,699
For Bonuses
Per share value	$ 0.025
Common stock issued for bonus	2,500,000
For Settlement Of Debt Related Party
Per share value	$ 0.021
Common stock issued for settlement of debt	2,000,000
For Settlement Of Debt
Per share value	$ 0.021
Common stock issued for settlement of debt	96,000